ACCRUED CONSULTING FEES (Details - Consulting fees activity) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Payables and Accruals [Abstract]
Balance, beginning of period	$ 1,385,917	$ 1,145,917
Compensation expense accrued pursuant to consulting agreements	60,000	240,000
Payments to consultants	0	0
Balance, end of period	$ 1,445,917	$ 1,385,917